Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities

Accounts Payable and Accrued Liabilities
($ millions)	December 31, 2020	December 31, 2019
Trade payables	772	1,178
Accrued liabilities	1,115	1,954
Dividend payable (note 20)	13	126
Stock-based compensation	22	19
Derivatives due within one year	31	21
Other	176	167
End of year	2,129	3,465